Financial Instruments	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Financial Instruments
27.	FINANCIAL INSTRUMENTS
27.1 Accounting classification and fair value of financial instruments
See accounting policy in Note 2.3.3.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or, in its absence, the most advantageous market to which the Company has access at that date.
The fair value of the Company’s financial assets and liabilities was determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to generate estimates of fair values. Consequently, the estimates presented below are not necessarily indicative of the amounts that might be realized in the current market exchange. The use of different assumptions and/or methodologies could have a material effect on the estimated realizable values.
The methods below were used to estimate the financial instruments fair value:
Cash and cash equivalents:
market value.
Financial investments:
discounted cash flow and market multiple.
Derivative financial instruments and warrants:
see Note 8.
Customer financing:
discounted cash flow.
Loans and financing:
The fair value of bonds is the unit price on the last trading day at the end of the reporting period multiplied by the quantity issued.
For other loans and financing, fair value is based on the amount of contractual cash flows and the discount rate used is based on the rate for contracting a new transaction in similar conditions or in the lack thereof, on the future curve for the flow of each obligation.
When measuring the fair value of a financial instrument, the Company uses observable market data as much as possible. Fair values are classified into different levels in a hierarchy based on the inputs used in valuation techniques, being:
Level 1:
quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company may have access to on the measurement date.
Level 2:
information, other than quoted prices included in Level 1, that is observable by the market for the asset or liability directly (prices) or indirectly (derived from prices).
Level 3:
inputs, for the asset or liability, that are not based on market observable data.
There were no transfers between levels in 2024 and 2023.
The following tables show the carrying amount and fair values of financial instruments, including their levels in the fair value hierarchy. It does not include fair value information for financial instruments not measured at fair value if the carrying amount is a reasonable approximation of fair value.

12.31.2024		Financial Instruments at amortized cost
	Note	Amortized Cost	Fair value	FVPL	FVOCI	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and cash equivalents	5	1,561.9	—	—	1.1	—	1,563.0	—	1.1	—	1.1
Financial investments	6
Public securities		66.5	—	—	—	—	66.5	—	—	—	—
Private securities		76.5	—	23.4	—	—	99.9	—	23.4	—	23.4
Structured notes		—	—	133.2	—	—	133.2	—	133.2	—	133.2
Investment funds		—	—	21.9	103.3	—	125.2	—	125.2	—	125.2
Fixed-term deposit		468.2	—	—	—	—	468.2	—	—	—	—
Others		—	—	95.0	—	—	95.0	—	—	95.0	95.0
Trade accounts receivable, net	7	322.8	—	—	—	—	322.8	—	—	—	—
Derivative financial instruments	8	—	—	13.2	—	—	13.2	—	13.2	—	13.2
Other assets		109.9	—	—	—	—	109.9	—	—	—	—
Customer financing	9	32.3	—	0.1	—	—	32.4	—	—	0.1	0.1

		2,638.1	—	286.8	104.4	—	3,029.3	—	296.1	95.1	391.2

Liabilities
Loans and financing	19	2,491.1	2,566.1	—	—	—	2,491.1	1,835.5	730.6	—	2,566.1
Trade accounts payable	17	966.3	—	—	—	—	966.3	—	—	—	—
Trade accounts payable-Supplier finance arrangements	18	43.3	—	—	—	—	43.3	—	—	—	—
Accounts payable		125.3	—	—	—	—	125.3	—	—	—	—
Derivative financial instruments	8	—	—	86.2	17.6	—	103.8	4.0	99.8	—	103.8

		3,626.0	2,566.1	86.2	17.6	—	3,729.8	1,839.5	830.4	—	2,669.9

12.31.2023		Financial Instruments at amortized cost
	Note	Amortized Cost	Fair value	FVPL	FVOCI	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and cash equivalents	5	1,629.2	—	—	—	—	1,629.2	—	—	—	—
Financial investments	6
Public securities		66.6	—	—	—	—	66.6	—	—	—	—
Private securities		105.1	—	41.3	—	—	146.4	—	41.3	—	41.3
Investment funds		—	—	27.4	—	—	27.4	—	27.4	—	27.4
Fixed-term deposit		—	—	—	350.5	—	350.5	—	350.5	—	350.4
Others		—	—	100.8	—	—	100.8	—	—	100.8	100.8
Trade accounts receivable, net	7	221.0	—	—	—	—	221.0	—	—	—	—
Derivative financial instruments	8	—	—	8.5	9.0	—	17.5	—	17.5	—	17.5
Other assets		121.6	—	—	—	—	121.6	—	—	—	—
Customer financing	9	41.6	—	21.2	—	—	62.8	—	12.4	8.8	21.2

		2,185.1	—	199.2	359.5	—	2,743.8	—	449.1	109.6	558.6

Liabilities
Loans and financing	19	2,886.4	2,812.3	—	—	—	2,886.4	1,843.0	969.3	—	2,812.3
Trade accounts payable	17	787.0	—	—	—	—	787.0	—	—	—	—
Trade accounts payable-Supplier finance arrangements	18	37.6	—	—	—	—	37.6	—	—	—	—
Accounts payable		118.5	—	—	—	15.1	133.6	—	—	15.1	15.1
Derivative financial instruments	8	—	—	125.1	0.1	—	125.2	11.3	113.9	—	125.2

		3,829.5	2,812.3	125.1	0.1	15.1	3,969.8	1,854.3	1,083.2	15.1	2,952.6

Below, the reconciliation of the opening balances with the ending balances of Level 3 fair value measurements:

	Assets	Liabilities
At 12.31.2022	103.9	31.0

Adding shares	11.5	—
Reversal	—	(17.5)
Exchange variation	(1.5)	(0.8)
Fair value adjustment	(4.3)	2.4

At 12.31.2023	109.6	15.1

Reversal	—	(16.8)
Exchange variation	—	(3.3)
Fair value adjustment	(14.5)	5.0

At 12.31.2024	95.1	—

The inputs used in the valuation techniques to measure the fair value of Republic Airways’ shares (Note 6) and customer financing (Note 9) were classified as Level 3.
The significant unobservable inputs used in measuring the fair value of customer financing are the subscription price of the shares to be issued by the counterparty and the discount rate, which is composed of the risk-free rate and credit risk for the period of the transaction.
The market comparison technique (market approach) was used to measure the fair value of Republic Airways’ shares. This valuation model considers the average market multiple Enterprise Value / Earnings Before Interest, Taxes, Depreciation, and Amortization (“EV / EBITDA”) of companies comparable to Republic Airways.
In the measurement of Republic Airways’ enterprise value Earnings Before Financial Results, Taxes, Depreciation, and Amortization (Adjusted EBITDA) was adopted. The estimate is adjusted for Republic Airways’ net debt and the effect of not actively trading the shares. The significant unobservable inputs are:

•	Average market multiple.

•	Discount for lack of marketability.
If the possibly reasonable changes indicated below were considered in the significant unobservable inputs and the other inputs were held constant, the fair value of Republic Airways’ shares would be:

December 31, 2024	Increase	Probable scenario	Decrease
Growth rate (6% change)	96.5	95.0	93.4
Discount rate (1% change)	97.1	95.0	92.9
27.1.1 Financial risk management policy
The Company has and follows a risk management policy, which involves the diversification of transactions and counterparties, with the objective of identifying the risks related to financial transactions, as well as the operational directives related to these financial transactions. The policy provides for regular monitoring and management of the nature and general situation of the financial risks to assess the results and the financial impact on cash flows. The credit limits and risk rating of the counterparties are also reviewed periodically.
The Company’s risk management policy is part of the financial management policy established by the Executive Directors and approved by the Board of Directors and provides for monitoring by a Financial Management Committee. Under this policy, the market risks are mitigated when there are no offsetting elements in the Company’s operations and when it is considered necessary to support the corporate strategy. The Company’s internal control procedures provide for consolidated monitoring and supervision of the financial results and of the impact on cash flows.
The Financial Management Committee assists the Financial Department in examining and reviewing information in relation to the economic scenario and its potential impact on the Company’s operations, including significant risk management policies, procedures, and practices.
The financial risk management policy includes the use of derivative financial instruments (Note 8) to mitigate risks of fluctuations in exchange rates and stock prices. The use of these instruments for speculative purposes is forbidden.
27.1.2 Capital management
The Company uses capital management to ensure the continuity of its investment program, to offer a return to its shareholders and benefits to its stakeholders, and to maintain an optimized capital structure to reduce costs.
The Company may review its dividend payment policy, pay back capital to the shareholders, issue new shares or sell assets to maintain or adjust its capital structure (e.g. indebtedness reduction).
Liquidity and the leverage level are monitored to mitigate refinancing risk and to maximize the return to the shareholders. The ratio between the liquidity and the return to the shareholders may be changed pursuant to the assessment of the Board of Directors.
27.1.3 Credit risk
Credit risk is the risk of a counterparty to a transaction not meeting an obligation established in a financial instrument, or in the negotiation of sales to customers, leading to a financial loss. The Company is exposed to credit risk in its operational activities, cash held in banks and other investments in financial instruments held in financial institutions.
Cash and cash equivalents and financial investments
The credit risk of cash and cash equivalents and financial investments which are managed by the Financial Department is in accordance with the risk management policy. The credit limit of counterparties is reviewed to not exceed the limits established mitigating possible losses generated by the bankruptcy of a counterparty, as well as transactions are carried out with counterparties with investment grade by risk rating agencies (
Fitch
,
Moody’s
and
Standard and Poor’s
). The Financial Management Committee assists the Financial Department in examining and reviewing operations with counterparties.
Trade accounts receivable, contract assets, and customer financing
The Company may incur losses on accounts receivable arising from invoicing of spare parts and services to customers. To reduce the credit risk associated with installment sales, the respective credit risk analysis is carried out which considers qualitative aspects, including experience of past transactions and other quantitative aspects, when applicable, based on financial information, ratings from the main credit agencies, probability of default and available public information. Any increased risk and/or late payment by the customer may impact the continuity of the supply of parts and services, which may make it impossible for the aircraft to operate.
The Company applies the simplified approach to measure the expected credit losses in relation to accounts receivable from customers that do not have a significant financing component (Note 7). Using the provision matrix technique, appropriate groupings of accounts receivable are performed in categories of shared credit risk characteristics, for a given period, to determine historical loss rates and consider prospective macroeconomic factors, aiming to adjust historical rates to reflect relevant future economic conditions.
The calculation of loss rates by grouping of accounts receivable is performed according to the aging of receipts, so that this factor increases gradually as the security remains in default in the portfolio. The Company’s trade accounts receivable are comprised predominantly of receivables from the Services & Support segment, which relate to selling spare parts and services rendered to the Company’s customer portfolio. Given this context, the provision matrix and the corresponding loss rates were determined by subgroups within the Services & Support segment as follows:

	Expected credit losses rate
	Commercial Aviation	Executive Aviation	Defense & Security	OGMA	Others
Not due	1.25%	0.31%	0.01%	0.12%	1.65%
Up to 90 days	2.32%	0.74%	0.03%	0.29%	3.84%
From 91 to 180 days	55.88%	14.83%	0.36%	2.61%	10.05%
More than 180 days	100.00%	48.52%	0.86%	4.69%	38.38%
Based on the credit loss rates determined above, expected losses were calculated as shown below:

	Past due				Expected credit losses	Total
	Not due	Up to 90 days	From 91 to 180 days	Over 180 days
At December 31, 2024
Commercial Aviation	176.2	9.8	9.9	5.6	(9.1)	192.4
Defense & Security	14.0	0.3	2.2	12.0	(0.5)	28.0
Executive Aviation	45.8	5.7	0.5	0.1	(1.6)	50.5
OGMA	23.9	4.9	2.3	3.2	(0.5)	33.8
Others	14.4	3.5	0.4	0.3	(0.5)	18.1

Total accounts receivable	274.3	24.2	15.3	21.2	(12.2)	322.8

At December 31, 2023
Commercial Aviation	90.9	4.5	0.3	0.3	(6.4)	89.6
Defense & Security	35.5	3.6	0.3	1.2	(0.4)	40.2
Executive Aviation	37.6	3.1	0.4	0.1	(1.8)	39.4
OGMA	29.6	0.9	0.1	1.1	(1.0)	30.7
Others	19.6	1.5	0.1	0.1	(0.2)	21.1

Total accounts receivable	213.2	13.6	1.2	2.8	(9.8)	221.0

In 2024, the increase in overdue amounts is associated with a specific customer who failed to meet agreed payment terms. However, this default did not have a significant impact on expected credit loss because the Company, by contractual force, can offset any losses incurred with the guarantees offered by the customer.
For contract assets, economic data from customers are incorporated into the expected credit loss analysis, which includes ratings assessed by the main credit agencies, in order to assertively capture prospective factors that may impact the receivables portfolio. As of December 31, 2024, the expected credit loss factor applied to these customers was 4.69% (2023: 6.0%).
Trade accounts receivable and contract assets are written off when there is no reasonable expectation of recovery. Indications that there is no reasonable expectation of recovery include the debtor’s inability to participate in a debt renegotiation plan or all possible legal remedies have been exhausted, among others.
The general approach is applied to measure the expected credit loss on receivables recognized as customer financing (Note 9). The expected credit loss is estimated based on the full term of the contracts, considering the probability of loss and the counterparty’s credit risk, assessed contract by contract and updated at each reporting date. The fair value of the contractual guarantees is considered as coverage and reduction of the risk assumed, either partially or fully, and of the expected credit loss calculated using the Company’s methodology.

27.1.4 Liquidity risk
This is the risk of the Company not having enough funds to honor its financial commitments as a result of a mismatch of terms or volumes of estimated receipts and payments. Projections and assumptions are established to manage the liquidity of cash in US$ and R$, in accordance with the financial management policy, based on contracts for future disbursements and receipts, and monitored periodically by the Company.
As described in Note 18, the Company has supplier finance arrangements that are characterized by financial institutions offering to pay the amounts that the Company owes to its suppliers and the Company agrees to pay, according to the terms and conditions of the arrangements, on the same date that the suppliers are paid or on a later date. These arrangements allow the Company to centralize payments of trade accounts payable to financiers instead of paying each supplier individually. Management does not consider that supplier finance arrangements result in excessive concentration of liquidity risk.
Exposure to liquidity risk
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments.
For financial liabilities indexed to fixed rates, interest expenses were calculated based on the interest rate established in each contract. For financial liabilities indexed to floating rates, interest expenses were calculated based on the market forecast for each period.

	Book value	Total	Less than one year	One to three years	Three to five years	More than five years
At December 31, 2024
Loans and financing	2,491.1	3,107.6	216.5	1,275.6	699.2	916.3
Trade accounts payable	966.3	966.3	966.3	—	—	—
Trade accounts payable - Supplier finance arrangements	43.3	43.3	43.3	—	—	—
Lease liabilities	111.8	111.8	19.2	29.0	27.7	35.9
Accounts payable	125.3	125.3	100.1	22.3	0.4	2.5
Derivative financial instruments	103.8	103.8	71.9	31.9	—	—

Total	3,841.6	4,458.1	1,417.3	1,358.8	727.3	954.7

Line of credit available
In February 2024, the Company contracted a financing line with BNDES of R$
500
million (equivalent to US$ 80.7), which is set to mature in 2040. When utilized, this financing will be subject to an interest rate of 2.20% p.a. above the TR (Reference Rate) and an additional 1.10% p.a. plus TFBD (BNDES Fixed Rate in US$) disclosed by BNDES. As of December 31, 2024, US$ 8.2 has been drawn. This amount is presented in financial position as loans and financing (Nota 19).
Additionally, the Company has a revolving credit line in the amount of US$ 1,000.0, expiring
in August 2029. This line was negotiated with 17 international financial institutions, and when used, it will be remunerated at SOFR plus variable rate ranging from 0.95% p.a. to 1.70% p.a., depending on the Company’s corporate rating. As of December 31, 2024, no amounts have been drawn under this line of credit.
27.1.5 Market risk
Market risk is the risk of changes in market prices, such as interest rates and exchange rates, will affect the Company’s earnings or the value of its financial instruments. The Company uses derivatives to manage market risks (Note 8).
Interest rate risk
This risk arises from the possibility of the Company incurring losses on the fluctuation of floating interest rates, which might increase financial expenses, and/or decrease financial income, as well as negatively impact the fair value of financial assets measured at fair value. The financial instruments subject to interest rate risk are:
Cash, cash equivalents and financial investments:
the Company’s policy for managing the risk of fluctuations in interest rates on financial investments is to maintain a system to measure market risk, which consists of an aggregate analysis of a variety of risk factors that might affect the return of those investments.
Loans and financing:
the Company monitors financial markets with the purpose of evaluating hedge structures (derivative transactions) in compliance with the financial and risk management policy to protect its exposure risks of volatility in foreign currency and interest rates.
As of December 31, 2024, cash, cash equivalents, financial investments and loans and financing were indexed as follows:

	Fixed Rate		Floating indexed		Total
	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	2,463.3	96.56%	87.7	3.44%	2,551.0	100.00%
Loans and financing	2,331.7	93.60%	159.4	6.40%	2,491.1	100.00%
Foreign exchange rate risk
The Company’s operations most exposed to foreign exchange gains/losses are those denominated in R$ (mainly labor costs, tax issues, trade accounts payable and financial investments) as well as investments in subsidiaries in currencies other than the US$.
The Company policy for protection against foreign exchange risks is mainly based on seeking to maintain a balance between assets and liabilities indexed in each currency and management of foreign currency purchases and sales to ensure that, on the realization of the transactions contracted, this natural hedge will occur.
This policy minimizes the effect of exchange rate changes on assets and liabilities already contracted but does not protect against the risk of fluctuations in future results due to appreciation or depreciation of the real or other currencies that can, when measured in dollars, result in an increase or reduction in the portion of costs denominated in reais or other currencies.
The Company, in certain market conditions, may decide to protect possible future mismatches of expenses or revenues in other currencies to minimize the impact of exchange rate variations on results. To minimize the exchange rate risk on financial instruments denominated in currencies other than the functional currency, the Company may contract transactions with derivative instruments.
Below are the amounts of financial instruments denominated by currency:

	12.31.2024	12.31.2023
Accounts payable
Brazilian Reais	15.0	23.6
U.S. dollar	104.7	102.3
Euro	5.3	6.7
Other currencies	0.3	1.0

	125.3	133.6

Loans and financing
Brazilian Reais	23.7	17.5
U.S. dollars	2,444.2	2,833.0
Euro	23.2	35.9

	2,491.1	2,886.4

Trade accounts payable
Brazilian Reais	116.2	93.7
U.S. dollars	812.9	645.1
Euro	30.7	42.0
Other currencies	6.5	6.1

	966.3	787.0

Trade accounts payable supplier finance
Brazilian reais	20.4	18.4
U.S. dollars	22.9	19.2

	43.3	37.6

Derivative financial instruments
Brazilian reais	17.8	0.1
U.S. dollars	86.0	125.0
Euro	—	0.1

	103.8	125.2

Total (1)	3,729.8	3,969.8

Cash and cash equivalents and financial investments
Brazilian reais	105.2	132.7
U.S. dollars	2,435.1	2,165.9
Euro	4.3	12.7
Other currencies	6.4	9.6

	2,551.0	2,320.9

Trade accounts receivable:
Brazilian reais	29.3	26.7
U.S. dollars	270.2	171.1
Euro	15.7	19.2
Other currencies	7.6	4.0

	322.8	221.0

Customer and commercial financing
Brazilian reais	18.9	24.2
U.S. dollars	13.5	38.6

	32.4	62.8

Other assets
Brazilian reais	22.7	21.8
U.S. dollars	81.6	86.4
Euro	5.3	12.5
Other currencies	0.3	0.9

	109.9	121.6

Derivative financial instruments
Brazilian reais	10.7	17.5
Euro	2.5	—

	13.2	17.5

Total (2)	3,029.3	2,743.8

Net exposure (1 - 2):
Brazilian reais	6.3	(69.6)
U.S. dollars	670.3	1,262.6
Euro	31.4	40.3
Other currencies	(7.5)	(7.4)
27.1.6 Sensitivity analysis
Management has reviewed the methods and assumptions used in the sensitivity analysis to reflect current market conditions.
The sensitivity analysis for each type of relevant market risk to which the Company is exposed as of December 31, 2024, considers reasonably possible scenarios to changes in variables and presents the corresponding impacts, before taxes, on profit or loss and equity.
The sensitivity analysis does not account for interdependence among variable risks; therefore, the estimates provided do not necessarily reflect the amounts that might be determined in the next consolidated financial statements. This is due to the practical likelihood that a change in one risk will affect others, given their correlation.
The horizon for applying the sensitivity analysis considers the maturity of the transaction if it is less than 12 months, otherwise the horizon is 12 months. The assumptions adopted include:

•	Holding the transactions to maturity.

•
Using the average market projections indicated through market curves (currencies and interest rates) from B3, as well as data available from an independent source (Bloomberg), for the indicators: DI (Interbank Deposit Rate), SOFR (Secured Overnight Financing Rate), EURIBOR (Euro Interbank Offered Rate) and exchange rates.

•
In the absence SIFMA (Security Industry/Financial Market Association) projection disclosure, using the variation in the SOFR projection as a reference, due to the positive correlation between the two indicators.

•	Due to the lack of disclosure of TR (Reference Rate) projections, we used the TBF (Financial Basic Rate) curve made available by B3 to calculate the TR projection.

•	Applying Monte Carlo simulation to project stock prices.
Transactions subject to fixed interest rates are not included in the sensitivity analysis.

		Reasonably Possible Gains (Losses) ²
	Amount exposed at 12.31.2024 ¹	Profit or loss	Equity
Interest rates risk
DI
Cash equivalents and financial investments	87.7	16.2	—
Loans and financing	(3.3)	(0.6)	—
EURIBOR
Loans and financing	(1.2)	0.2	—
SIFIMA
Loans and financing	(20.0)	2.6	—
SOFR
Loans and financing	(127.5)	16.7	—
TR
Loans and financing	(7.4)	(0.3)	—
Exchange rate risk
BRL
Cash, cash equivalents and financial investiments	105.2	(3.3)	—
Other assets	264.4	(8.2)	—
Loans and financing	(23.7)	0.7	—
Other liabilities	(401.1)	12.5	—
Derivative instruments	(17.6)	—	6.3
EURO
Derivative instruments	2.5	—	—
Market risk
EMBR
Derivative instruments	10.5	0.5	—
EVEX
Derivative instruments: warrants	(86.0)	(1.7)	—

(1)
The amounts exposed at December 31, 2024, consider: DI – 12.15%; EURIBOR – 2.85%; SIFMA – 3.62%; SOFR – 4.49%; TR – 2.05%; US$/BRL exchange rate of R$6.19 and EURO/US$ of US$1.04; EMBR3 of R$56.19 and EVEX of US$5.44.

(2)
The reasonably possible scenario considers: DI – 14.40%; EURIBOR – 2.46%; SIFMA – 3.14%; SOFR – 3.90%; TR – 2.14%; US$/BRL exchange rate of R$6.00 and EURO/US$ of US$1.04; EMBR3 of R$65.88 and EVEX of US$5.66.